Transactions with related parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
Royalty Expense	$ (31,217)	$ (27,611)	$ 27,188
Minera Yanacocha SRL and subsidiary [Member] | S.M.R.L. Chaupiloma Dos de Cajamarca [Member]
Related Party Transactions [Abstract]
Royalty Expense	(20,739)	(24,339)	(32,414)
Minera Yanacocha SRL and subsidiary [Member] | Newmont Peru S.R.L [Member]
Services rendered by [Abstract]
Expense arising from exploration for and evaluation of mineral resources	8,985	10,420	24,644
Minera Yanacocha SRL and subsidiary [Member] | Newmont USA Limited [Member]
Services rendered by [Abstract]
Expense arising from exploration for and evaluation of mineral resources	$ 5,607	$ 6,438	$ 9,076